Right of use assets, net and lease liability - As Lessor (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	$ 1,026,727	$ 1,316,009	$ 1,551,184
Contingent rental income	197,439	136,181	229,727
2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	428,592	444,523	546,671
Greater than 1 year and less than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	477,409	753,230	843,404
Greater than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	$ 120,726	$ 118,256	$ 161,109